Segment and Geographical Information - Long-lived Assets (Details) - Geographic Concentration Risk - Net Assets, Geographic Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 50,360	$ 45,719
Long-lived assets (as a percent)	100.00%	100.00%
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 40,309	$ 33,863
Long-lived assets (as a percent)	80.00%	74.10%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 9,633	$ 11,689
Long-lived assets (as a percent)	19.20%	25.50%
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 418	$ 167
Long-lived assets (as a percent)	0.80%	0.40%